Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment

3. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Lab and manufacturing equipment	$1,235	$1,231
Leasehold improvements	845	845
Office furniture and equipment	157	157

Total	2,237	2,233
Less: accumulated depreciation and amortization	(1,942)	(1,913)

Property and equipment, net	$295	$320

Depreciation and amortization expense for the three months ended September 30, 2020 and 2019 were $24,000 and $40,000, respectively. Depreciation and amortization expense for the nine months ended September 30, 2020 and 2019 was $0.1 million.

5. Property and Equipment

Property and equipment consisted of the following (in thousands):

	Years Ended December 31,
	2019	2018
Leasehold improvements	$845	$840
Lab and manufacturing equipment	1,231	1,084
Office furniture and equipment	157	131

Total	2,233	2,055
Less: accumulated depreciation and amortization	(1,913)	(1,768)

Property and equipment, net	$320	$287

Depreciation and amortization expense were approximately $145 thousand and $150 thousand for the years ended December 31, 2019 and 2018, respectively.

Predecessor Company [Member]
Property and Equipment
5.	Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2019	2018
Furniture and fixtures	$—	$334
Equipment	—	208
Leasehold improvements	—	147

	—	689
Less accumulated depreciation and amortization	—	(535)

Total	$—	$154

Depreciation expense related to property and equipment was $73,000, $91,000 and $108,000 for the years ended December 31, 2019, 2018 and 2017, respectively. At December 31, 2019, the Company wrote off the remaining net book value of its property and equipment, which totaled approximately $0.1 million